Submission	Sep. 23, 2024
Submission [Line Items]
Central Index Key	0001070494
Registrant Name	Acadia Pharmaceuticals Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES